Intangible Assets (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 10, 2014	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 6,250	$ 6,250	$ 25,000	$ 25,000
Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset purchase value	$ 250,000